UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman          New York, New York          November 13, 2007
-----------------------     ------------------------     ---------------------
      [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                3

Form 13F Information Table Entry Total:          82

Form 13F Information Table Value Total:  $1,707,279
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.     Form 13F File Number          Name
        ---     --------------------          -------------------------------
         1.       028-10571                     Cobalt Offshore Fund Limited

         2.       028-10572                     Cobalt Partners, L.P.

         3.       028-12326                     Cobalt Partners II, L.P.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1:                          COLUMN 2:    COLUMN 3:  COLUMN 4:       COLUMN 5:        COLUMN 6:  COLUMN 7:      COLUMN 8:

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING DISCRETION
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
ALCOA INC                       COM             013817101   48,569   1,241,530   SH          SHARED    1, 2, 3        1,241,530
ADVANCE AUTO PARTS INC          COM             00751Y106    6,742     200,900   SH          SHARED    1, 2, 3          200,900
AMERICAN COMMERCIAL LINES       COM NEW         025195207      475      20,000   SH          SHARED    1, 2, 3           20,000
AETNA INC NEW                   COM             00817Y108   15,196     280,000   SH          SHARED    1, 2, 3          280,000
AMERICAN TOWER CORP             CLA             029912201  139,160   3,196,149   SH          SHARED    1, 2, 3        3,196,149
TD AMERITRADE HLDG CORP         COM             87236Y108    2,733     150,000   SH          SHARED    1, 2, 3          150,000
AMERICA MOVIL SAB DE CV         SPON ADR L Shs  02364W105    4,269      66,700   SH          SHARED    1, 2, 3           66,700
APACHE CORP                     COM             037411105   41,274     458,300   SH          SHARED    1, 2, 3          458,300
ATLAS AMER INC                  COM             049167109  128,106   2,481,223   SH          SHARED    1, 2, 3        2,481,223
ATLAS ENERGY RESOURCES LLC      COM             049303100   71,789   2,511,800   SH          SHARED    1, 2, 3        2,511,800
ATLAS PIPELINE HOLDINGS LP      COM UNITS LP    04939R108    7,410     194,445   SH          SHARED    1, 2, 3          194,445
ATLAS PIPELINE PARTNERS LP      UNIT L P INT    049392103   29,808     676,136   SH          SHARED    1, 2, 3          676,136
BANK OF AMERICA CORPORATION     COM             060505104   19,684     391,569   SH          SHARED    1, 2, 3          391,569
BIG LOTS INC                    COM             089302103    3,912     131,100   SH          SHARED    1, 2, 3          131,100
BLACKSTONE GROUP LP             COM UNIT LTD    09253U108    2,834     113,000   SH          SHARED    1, 2, 3          113,000
CITIGROUP INC                   COM             172967101    9,334     200,000   SH          SHARED    1, 2, 3          200,000
CARDINAL HEALTH INC             COM             14149Y108   45,209     723,000   SH          SHARED    1, 2, 3          723,000
CONTINENTAL AIRLS INC           CL B            210795308    4,115     125,000   SH          SHARED    1, 2, 3          125,000
CROWN CASTLE INTL CORP          COM             228227104   16,163     397,800   SH          SHARED    1, 2, 3          397,800
CROWN HOLDINGS INC              COM             228368106   66,797   2,934,825   SH          SHARED    1, 2, 3        2,934,825
CENTURY ALUM CO                 COM             156431108   63,882   1,213,326   SH          SHARED    1, 2, 3        1,213,326
CLEVELAND CLIFFS INC            COM             185896107    6,413      72,900   SH          SHARED    1, 2, 3           72,900
CONSOL ENERGY INC               COM             20854P109   27,387     587,700   SH          SHARED    1, 2, 3          587,700
CABOT OIL & GAS CORP            COM             127097103   34,024     967,700   SH          SHARED    1, 2, 3          967,700
CARPENTER TECHNOLOGY CORP       COM             144285103    2,600      20,000   SH          SHARED    1, 2, 3           20,000
CISCO SYS INC                   COM             17275R102   14,039     423,766   SH          SHARED    1, 2, 3          423,766
CITRIX SYSTEMS INC              COM             177376100    8,870     220,000   SH          SHARED    1, 2, 3          220,000
CVS CAREMARK CORPORATION        COM             126650100   30,064     758,625   SH          SHARED    1, 2, 3          758,625
DELTA AIR LINES INC DEL         COM NEW         247361702      898      50,000   SH          SHARED    1, 2, 3           50,000
DOBSON COMMUNICATIONS CORP      CL A            256069105   12,606     985,600   SH          SHARED    1, 2, 3          985,600
QUEST DIAGNOSTICS INC           COM             74834L100    9,405     162,800   SH          SHARED    1, 2, 3          162,800
DRYSHIPS INC                    SHS             Y2109Q101    1,817      20,000   SH          SHARED    1, 2, 3           20,000
EAGLE BULK SHIPPING INC         COM             Y2187A101      257      10,000   SH          SHARED    1, 2, 3           10,000
E M C CORP MASS                 COM             268648102    6,786     326,270   SH          SHARED    1, 2, 3          326,270
ENERGY CONVERSION DEVICES INC   COM             292659109      561      24,713   SH          SHARED    1, 2, 3           24,713
E TRADE FINANCIAL CORP          COM             269246104   17,735   1,359,026   SH          SHARED    1, 2, 3        1,359,026
EAGLE MATERIALS INC             COM             26969P108    3,574     100,000   SH          SHARED    1, 2, 3          100,000
FREEPORT-MCMORAN COPPER & GOLD  COM             35671D857   13,636     130,000   SH          SHARED    1, 2, 3          130,000
F M C Corp                      COM NEW         302491303    2,081      40,000   SH          SHARED    1, 2, 3           40,000
FEDERAL HOME LN MTG CORP        COM             313400301    5,901     100,000   SH          SHARED    1, 2, 3          100,000
GATX CORP                       COM             361448103    9,084     212,500   SH          SHARED    1, 2, 3          212,500
GRAFTECH INTL LTD               COM             384313102   16,977     951,600   SH          SHARED    1, 2, 3          951,600
HARMAN INTL INDS INC            COM             413086109    2,596      30,000   SH          SHARED    1, 2, 3           30,000
HORNBECK OFFSHORE SVCS INC N    COM             440543106   11,744     320,000   SH          SHARED    1, 2, 3          320,000
INTERNATIONAL GAME TECHNOLOGY   COM             459902102    1,078      25,000   SH          SHARED    1, 2, 3           25,000
INTL PAPER CO                   COM             460146103    8,968     250,000   SH          SHARED    1, 2, 3          250,000
INVESCO PLC                     SPONSORED ADR   46127U104    5,823     213,300   SH          SHARED    1, 2, 3          213,300
JOHNSON & JOHNSON               COM             478160104   16,425     250,000   SH          SHARED    1, 2, 3          250,000
JACKSON HEWITT TAX SVCS INC     COM             468202106    3,954     141,400   SH          SHARED    1, 2, 3          141,400
ARCELOR MITTAL                  NY REGISTRY SHS 03937E101   60,265     769,077   SH          SHARED    1, 2, 3          769,077
NETFLIX INC                     COM             64110L106    6,930     334,000   SH          SHARED    1, 2, 3          334,000
NATIONAL OILWELL VARCO INC      COM             637071101   34,983     242,100   SH          SHARED    1, 2, 3          242,100
NRG ENERGY INC                  COM NEW         629377508   16,916     400,000   SH          SHARED    1, 2, 3          400,000
NOVATEL WIRELESS INC            COM NEW         66987M604    1,133      50,000   SH          SHARED    1, 2, 3           50,000
NORTHWEST AIRLS CORP            COM             667280408      890      50,000   SH          SHARED    1, 2, 3           50,000
OWENS ILL INC                   COM             690768403    9,315     224,737   SH          SHARED    1, 2, 3          224,737
ORACLE CORP                     COM             68389X105    3,142     145,144   SH          SHARED    1, 2, 3          145,144
OCCIDENTAL PETE CORP DEL        COM             674599105   71,782   1,120,200   SH          SHARED    1, 2, 3        1,120,200
PRIDE INTL INC DEL              COM             74153Q102    4,386     120,000   SH          SHARED    1, 2, 3          120,000
PHH CORP                        COM NEW         693320202    1,051      40,000   SH          SHARED    1, 2, 3           40,000
RADIAN GROUP INC                COM             750236101    5,859     251,696   SH          SHARED    1, 2, 3          251,696
REGAL ENTMT GROUP               CL A            758766109    5,380     245,100   SH          SHARED    1, 2, 3          245,100
TRANSOCEAN INC                  ORD             G90078109   98,476     871,080   SH          SHARED    1, 2, 3          871,080
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD    204412100   46,658   1,640,000   SH          SHARED    1, 2, 3        1,640,000
RANGE RES CORP                  COM             75281A109    2,846      70,000   SH          SHARED    1, 2, 3           70,000
RTI INTL METALS INC             COM             74973W107   84,717   1,068,849   SH          SHARED    1, 2, 3        1,068,849
SBA COMMUNICATIONS CORP         COM             78388J106   10,543     298,833   SH          SHARED    1, 2, 3          298,833
STEEL DYNAMICS INC              COM             858119100   25,903     554,677   SH          SHARED    1, 2, 3          554,677
SEAGATE TECHNOLOGY              SHS             G7945J104    7,674     300,000   SH          SHARED    1, 2, 3          300,000
TRANSDIGM GROUP INC             COM             893641100   12,440     272,150   SH          SHARED    1, 2, 3          272,150
TALISMAN ENERGY INC             COM             87425E103    5,910     300,000   SH          SHARED    1, 2, 3          300,000
UAL CORP                        COM NEW         902549807   20,292     436,100   SH          SHARED    1, 2, 3          436,100
ULTRAPETROL BAHAMAS LTD         COM             P94398107    7,504     451,763   SH          SHARED    1, 2, 3          451,763
UNION PAC CORP                  COM             907818108    8,480      75,000   SH          SHARED    1, 2, 3           75,000
UNITED TECHNOLOGIES CORP        COM             913017109   71,978     894,364   SH          SHARED    1, 2, 3          894,364
VALASSIS COMMUNICATIONS INC     COM             918866104    1,272     142,650   SH          SHARED    1, 2, 3          142,650
VULCAN MATLS CO                 COM             929160109    3,662      41,074   SH          SHARED    1, 2, 3           41,074
VERASUN ENERGY CORP             COM             92336G106    1,549     140,800   SH          SHARED    1, 2, 3          140,800
MEMC ELECTR MATLS INC           COM             552715104      565       9,600   SH          SHARED    1, 2, 3            9,600
WELLPOINT INC                   COM             94973V107   43,019     545,100   SH          SHARED    1, 2, 3          545,100
WASTE MGMT INC DEL              COM             94106L109    9,012     238,800   SH          SHARED    1, 2, 3          238,800
WHEELING PITTSBURGH CORP        COM NEW         963142302   19,983   1,035,404   SH          SHARED    1, 2, 3        1,035,404





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